Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-Term Compensation Analyses and Policies

With respect to long-term, equity-based awards, the Company maintains the MIP. The MIP was originally adopted and approved by the Board on March 17, 1989, and an amended and restated MIP was subsequently approved by the shareholders on May 11, 1995. The MIP has been amended and restated a number of times since its adoption, and all amendments requiring approval of the shareholders have been approved, with the last approval occurring at our Annual Meeting of Shareholders held in 2017. As of December 31, 2025, there were 44 million shares of common stock authorized for issuance under the MIP, of which approximately 3.1 million shares are available for future equity-based awards.

Performance-based restricted share units, time-vested restricted share units, and stock options of the Company may be granted under the MIP in an effort to link future compensation to the long-term financial success of the Company. These equity-based awards are granted to executive officers, including the NEOs, and other key employees and are intended to attract and retain employees, to provide incentives to enhance job performance, and to enable those persons to participate in the long-term success and growth of the Company through an equity interest in the Company.

The Company has adopted an equity grants policy regarding the process and procedures for granting equity-based awards, including determination of the grant date and exercise price and the timing of equity-based awards in relation to trading window restrictions and the disclosure of material nonpublic information. Consistent with this policy, recommendations of equity-based annual awards for our executive officers are presented to the Compensation Committee during its first-quarter meeting usually held in late January of each year following the announcement of the Company’s fourth quarter and annual financial and operating results. The Compensation Committee then approves the equity-based awards to the executive officers, other than the Executive Chairman of the Board and the Chief Executive Officer, and recommends the awards for the Executive Chairman of the Board and the Chief Executive Officer to the Company’s independent directors for their approval at the Board’s regular meeting usually held the following day, with all annual equity-based awards to the executive officers being effective upon the independent directors’ approval of the awards to the Executive Chairman and the Chief Executive Officer. Grants other than the annual awards are made on a limited basis such as in connection with the hiring or the promotion of an employee into a stock-eligible position. The Compensation Committee has in recent years utilized time-based and performance-based restricted share units for all grants of equity-based awards to our executive officers and employees. The Company does not currently have any outstanding stock option or similar awards.

The equity grants policy prohibits the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In the event that material, nonpublic information becomes known to the Compensation Committee, the Company, or its employees at a time when such information could affect or otherwise impact the imminent grant of equity-based compensation, management and the Compensation Committee will take the existence of such information under advisement and determine, after considering relevant factors, whether to delay the grant of such equity-based compensation to a later date to avoid the appearance of any impropriety.

Award Timing Method	The equity grants policy prohibits the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In the event that material, nonpublic information becomes known to the Compensation Committee, the Company, or its employees at a time when such information could affect or otherwise impact the imminent grant of equity-based compensation, management and the Compensation Committee will take the existence of such information under advisement and determine, after considering relevant factors, whether to delay the grant of such equity-based compensation to a later date to avoid the appearance of any impropriety.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true